UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 287-3101
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2023

Date of reporting period:  December 31, 2022

Item 1. Reports to Stockholders.

(a)

Hood River Small-Cap Growth Fund

Hood River International Opportunity Fund

Semi-Annual Report
December 31, 2022

Hood River Funds

Table of Contents

Sector Allocation of Portfolio Assets	3
Schedule of Investments	5
Statements of Assets and Liabilities	16
Statements of Operations	18
Statements of Changes in Net Assets	20
Financial Highlights	24
Notes to the Financial Statements	29
Expense Examples	44
Approval of the Investment Advisory Agreements	46
Notice to Shareholders	50
Privacy Notice	51

Hood River Small-Cap Growth Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at December 31, 2022 (Unaudited)

Percentages represent market value as a percentage of net assets.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Hood River International Opportunity Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at December 31, 2022 (Unaudited)

Percentages represent market value as a percentage of net assets.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

COUNTRY ALLOCATION OF PORTFOLIO ASSETS
at December 31, 2022 (Unaudited)

United States	1.7%
Canada	19.6%
Japan	11.6%
United Kingdom	9.6%
Mexico	8.2%
Netherlands	7.4%
Germany	7.2%
Cayman Islands	7.1%
Indonesia	6.4%
Jersey	4.6%
Australia	3.7%
Italy	2.6%
Turkey	2.3%
Brazil	2.2%
Marshal Islands	1.2%
Luxembourg	1.0%
Spain	1.0%
Sweden	0.6%
Short-Term Investments and Other	2.0%

Hood River Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS
at December 31, 2022 (Unaudited)

COMMON STOCKS – 97.7%	Shares	Value

COMMUNICATION SERVICES – 0.5%

Interactive Media & Services – 0.5%
ZoomInfo Technologies, Inc. (a)(c)	204,751	$6,165,053
TOTAL COMMUNICATION SERVICES		6,165,053

CONSUMER DISCRETIONARY – 6.5%

Distributors – 0.4%
Funko, Inc. (a)(c)	451,289	4,923,563

Diversified Consumer Services – 0.5%
Grand Canyon Education, Inc. (a)	60,051	6,344,989

Hotels, Restaurants & Leisure – 4.4%
Caesars Entertainment, Inc. (a)	354,881	14,763,050
Golden Entertainment, Inc. (a)	285,520	10,678,448
Planet Fitness, Inc. (a)(c)	203,455	16,032,254
Playa Hotels & Resorts NV – ADR (a)	1,916,655	12,515,757
		53,989,509

Specialty Retail – 1.2%
Boot Barn Holdings, Inc. (a)(c)	227,187	14,203,731
TOTAL CONSUMER DISCRETIONARY		79,461,792

CONSUMER STAPLES – 5.4%

Beverages – 5.4%
Celsius Holdings, Inc. (a)(c)	640,885	66,677,675
TOTAL CONSUMER STAPLES		66,677,675

ENERGY – 4.7%

Oil, Gas & Consumable Fuels – 4.7%
Antero Resources Corp. (a)	420,292	13,024,849
Denison Mines Corp. – ADR (a)(c)	9,618,506	11,061,282
Green Plains, Inc. (a)(c)	205,945	6,281,323
Northern Oil and Gas, Inc. (c)	405,001	12,482,131
Scorpio Tankers, Inc. – ADR	283,016	15,217,770
		58,067,355
TOTAL ENERGY		58,067,355

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2022 (Unaudited)

COMMON STOCKS – 97.7% (Continued)	Shares	Value

FINANCIALS – 8.1%

Banks – 3.6%
Bancorp Inc. (a)	215,696	$6,121,452
OceanFirst Financial Corp.	708,850	15,063,062
Western Alliance Bancorp	377,462	22,481,637
		43,666,151

Consumer Finance – 1.7%
FirstCash Holdings, Inc.	235,081	20,430,890

Insurance – 2.8%
BRP Group, Inc. (a)	237,169	5,962,429
HCI Group, Inc. (c)	180,371	7,140,888
Kinsale Capital Group, Inc. (c)	83,053	21,720,020
		34,823,337
TOTAL FINANCIALS		98,920,378

HEALTHCARE – 25.1%

Biotechnology – 7.6%
Alkermes Plc – ADR (a)	298,641	7,803,489
Arrowhead Pharmaceuticals, Inc. (a)(c)	161,002	6,530,241
Beam Therapeutics, Inc. (a)(c)	99,788	3,902,709
Cerevel Therapeutics Holdings, Inc. (a)(c)	409,299	12,909,290
Cytokinetics, Inc. (a)(c)	212,097	9,718,285
Karuna Therapeutics, Inc. (a)(c)	102,528	20,146,752
Kezar Life Sciences, Inc. (a)	600,079	4,224,556
Krystal Biotech, Inc. (a)(c)	188,275	14,915,145
Neurocrine Biosciences, Inc. (a)	87,840	10,491,610
Verve Therapeutics, Inc. (a)(c)	145,270	2,810,975
		93,453,052

Health Care Equipment & Supplies – 6.3%
Axonics, Inc. (a)(c)	560,346	35,038,435
Cerus Corp. (a)(c)	1,886,724	6,886,543
Lantheus Holdings, Inc. (a)	697,288	35,533,796
		77,458,774

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2022 (Unaudited)

COMMON STOCKS – 97.7% (Continued)	Shares	Value

HEALTHCARE – 25.1% (Continued)

Health Care Providers & Services – 7.0%
Alignment Healthcare, Inc. (a)	962,603	$11,320,211
Community Health Systems, Inc. (a)	155,821	673,147
DocGo, Inc. (a)(c)	2,537,117	17,937,417
Option Care Health, Inc. (a)	730,020	21,966,302
Select Medical Holdings Corp. (c)	1,012,379	25,137,370
Surgery Partners, Inc. (a)(c)	337,744	9,409,548
		86,443,995

Health Care Technology – 0.8%
Evolent Health, Inc. (a)	353,245	9,919,120

Pharmaceuticals – 3.4%
Axsome Therapeutics, Inc. (a)(c)	203,827	15,721,177
Harmony Biosciences Holdings, Inc. (a)	126,660	6,978,966
Intra-Cellular Therapies, Inc. (a)	351,833	18,619,002
		41,319,145
TOTAL HEALTHCARE		308,594,086

INDUSTRIALS – 21.3%

Aerospace & Defense – 3.4%
Axon Enterprise, Inc. (a)	250,230	41,520,664

Air Freight & Logistics – 0.5%
GXO Logistics, Inc. (a)(c)	138,258	5,902,234

Commercial Services & Supplies – 2.3%
Clean Harbors, Inc. (a)	177,694	20,278,439
Viad Corp. (a)	329,120	8,027,237
		28,305,676

Construction & Engineering – 6.9%
Comfort Systems USA, Inc.	196,930	22,662,704
MasTec, Inc. (a)(c)	522,959	44,624,092
Valmont Industries, Inc.	53,789	17,786,409
		85,073,205

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2022 (Unaudited)

COMMON STOCKS – 97.7% (Continued)	Shares	Value

INDUSTRIALS – 21.3% (Continued)

Electrical Equipment – 2.0%
Encore Wire Corp. (c)	74,271	$10,216,719
Plug Power, Inc. (a)(c)	1,198,126	14,820,818
		25,037,537

Marine – 1.4%
Kirby Corp. (a)	260,017	16,732,094

Road & Rail – 2.8%
FTAI Infrastructure, Inc.	1,384,823	4,085,228
RXO, Inc. (a)	335,855	5,776,706
TFI International, Inc. – ADR (c)	240,590	24,116,742
		33,978,676

Trading Companies & Distributors – 2.0%
FTAI Aviation Ltd. – ADR	1,466,362	25,104,117
TOTAL INDUSTRIALS		261,654,203

INFORMATION TECHNOLOGY – 22.8%

Communications Equipment – 7.2%
ADTRAN Holdings, Inc.	886,045	16,648,786
Calix, Inc. (a)	669,576	45,819,086
Clearfield, Inc. (a)(c)	60,742	5,718,252
Harmonic, Inc. (a)	1,074,415	14,074,836
Infinera Corp. (a)(c)	1,014,683	6,838,963
		89,099,923

Electronic Equipment, Instruments
& Components – 1.9%
Fabrinet – ADR (a)	185,237	23,751,088

IT Services – 5.4%
ExlService Holdings, Inc. (a)	199,141	33,740,460
I3 Verticals, Inc. (a)(c)	298,295	7,260,500
WNS Holdings Ltd. – ADR (a)	315,925	25,270,841
		66,271,801

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2022 (Unaudited)

COMMON STOCKS – 97.7% (Continued)	Shares	Value

INFORMATION TECHNOLOGY – 22.8% (Continued)

Semiconductors & Semiconductor Equipment – 6.0%
Aehr Test Systems (a)(c)	621,198	$12,486,080
Axcelis Technologies, Inc. (a)(c)	74,566	5,917,558
Credo Technology Group Holding Ltd. – ADR (a)(c)	1,368,999	18,221,376
Onto Innovation, Inc. (a)	84,409	5,747,409
Rambus, Inc. (a)	506,464	18,141,540
SiTime Corp. (a)(c)	131,440	13,356,933
		73,870,896

Software – 2.3%
Applied Digital Corp. (a)	1,459,013	2,684,584
Digimarc Corp. (a)(c)	56,383	1,042,522
Five9, Inc. (a)	294,429	19,979,952
NICE Ltd. – ADR (a)(c)	21,205	4,077,721
		27,784,779
TOTAL INFORMATION TECHNOLOGY		280,778,487

MATERIALS – 2.6%

Chemicals – 0.4%
Aspen Aerogels, Inc. (a)(c)	482,073	5,683,641

Construction Materials – 2.2%
Eagle Materials, Inc.	152,641	20,278,357
Summit Materials, Inc. (a)(c)	230,905	6,555,415
		26,833,772
TOTAL MATERIALS		32,517,413

UTILITIES – 0.7%

Independent Power and Renewable
Electricity Producers – 0.7%
Altus Power, Inc. (a)(c)	1,358,885	8,859,930
TOTAL UTILITIES		8,859,930

TOTAL COMMON STOCKS
(Cost $1,068,978,153)		1,201,696,372

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2022 (Unaudited)

REITS – 0.9%	Shares	Value
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (c)	392,063	$11,361,985
TOTAL REITS
(Cost $14,296,534)		11,361,985

MONEY MARKET FUNDS – 1.5%
First American Treasury Obligations Fund –
Class Z, 4.17% (b)	18,673,740	18,673,740
TOTAL MONEY MARKET FUNDS
(Cost $18,673,740)		18,673,740

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 27.4%
Mount Vernon Liquid Assets Portfolio, 4.51% (b)	337,314,645	337,314,645
TOTAL INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING
(Cost 337,314,645)		337,314,645
TOTAL INVESTMENTS
(Cost $1,439,263,072) – 127.5%		1,569,046,742
Liabilities in Excess of Other Assets – (27.5)%		(338,563,584)
TOTAL NET ASSETS – 100.00%		$1,230,483,158

Percentages are stated as a percent of net assets.

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the fund’s 7-day yield as of December 31, 2022.
(c)
This security or a portion of this security was out on loan at December 31, 2022. As of December 31, 2022, the total value of loaned securities was 329,602,459 or 26.8% of net assets. The remaining contractual maturity of all the securities lending transactions, is overnight and continuous.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Hood River Capital Management LLC.

The accompanying notes are an integral part of these financial statements.

Hood River International Opportunity Fund

SCHEDULE OF INVESTMENTS
at December 31, 2022 (Unaudited)

COMMON STOCKS – 92.6%	Shares	Value

COMMUNICATION SERVICES – 3.7%

Diversified Telecommunication Services – 1.0%
Cellnex Telecom SA	556	$18,443

Entertainment – 1.1%
Nexon Co Ltd.	900	20,206

Interactive Media & Services – 1.6%
Baltic Classifieds Group PLC	18,015	30,685
TOTAL COMMUNICATION SERVICES		69,334

CONSUMER DISCRETIONARY – 7.7%

Hotels, Restaurants & Leisure – 6.1%
eDreams ODIGEO SA (a)	4,553	19,220
Inspired Entertainment, Inc. (a)	2,590	32,815
Playa Hotels & Resorts NV – ADR (a)	2,951	19,270
Webjet Ltd. (a)	10,578	44,028
		115,333

Leisure Products – 1.6%
Italian Sea Group SPA	1,500	9,104
Sanlorenzo SpA/Ameglia	513	20,276
		29,380
TOTAL CONSUMER DISCRETIONARY		144,713

ENERGY – 8.0%

Oil, Gas & Consumable Fuels – 8.0%
Denison Mines Corp. – ADR (a)	24,170	27,795
Enerplus Corp. (a)	2,200	38,833
Iwatani Corp.	500	21,898
NexGen Energy Ltd. – ADR (a)	4,499	19,931
Scorpio Tankers, Inc. – ADR	427	22,960
United Tractors Tbk PT	11,600	19,445
TOTAL ENERGY		150,862

The accompanying notes are an integral part of these financial statements.

Hood River International Opportunity Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2022 (Unaudited)

COMMON STOCKS – 92.6% (Continued)	Shares	Value

FINANCIALS – 11.7%

Banks – 8.3%
Banco del Bajio SA	12,500	$39,373
Bank Negara Indonesia Persero Tbk PT	44,400	26,306
Bank of NT Butterfield & Son Ltd – ADR	910	27,127
Bank of Queensland Ltd.	5,500	25,719
Regional SAB de CV	5,200	37,626
		156,151

Capital Markets – 2.4%
Canaccord Genuity Group, Inc. (a)	4,312	26,719
Saratoga Investama Sedaya Tbk PT	112,000	18,208
		44,927

Diversified Financial Services – 1.0%
BFF Bank SpA	2,500	19,835
TOTAL FINANCIALS		220,913

HEALTHCARE – 2.4%

Biotechnology – 0.3%
Exscientia PLC – ADR (a)	1,004	5,351

Health Care Equipment & Supplies – 1.8%
Establishment Labs Holdings, Inc. – ADR (a)	522	34,269

Pharmaceuticals – 0.3%
Green Thumb Industries, Inc. (a)	700	6,194
TOTAL HEALTHCARE		45,814

INDUSTRIALS – 23.4%

Commercial Services & Supplies – 4.8%
GFL Environmental, Inc. – ADR	3,105	90,759

Electrical Equipment – 0.6%
PowerCell Sweden AB (a)	945	10,827

Industrial Conglomerates – 2.3%
KOC Holding AS	9,600	43,069

The accompanying notes are an integral part of these financial statements.

Hood River International Opportunity Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2022 (Unaudited)

COMMON STOCKS – 92.6% (Continued)	Shares	Value

INDUSTRIALS – 23.4% (Continued)

Machinery – 3.5%
CNH Industrial NV – ADR	1,448	$23,255
Japan Steel Works Ltd.	800	15,715
Mitsubishi Heavy Industries Ltd.	700	27,662
		66,632

Road & Rail – 2.4%
TFI International, Inc. – ADR	456	45,709

Trading Companies & Distributors – 9.8%
FTAI Aviation Ltd. – ADR	1,600	27,392
Marubeni Corp.	10,109	115,808
Mills Estruturas e Servicos de Engenharia SA	18,900	40,905
		184,105
TOTAL INDUSTRIALS		441,101

INFORMATION TECHNOLOGY – 25.0%

Communications Equipment – 8.3%
ADVA Optical Networking SE (a)	5,762	136,219
Vecima Networks, Inc. (a)	1,370	19,619
		155,838

Electronic Equipment, Instruments
& Components – 2.5%
Fabrinet – ADR (a)	376	48,211

IT Services – 5.4%
Payfare, Inc. (a)	4,818	15,265
WNS Holdings Ltd. – ADR (a)	1,085	86,789
		102,054

Semiconductors & Semiconductor Equipment – 8.3%
Alchip Technologies Ltd.	1,205	30,608
BE Semiconductor Industries NV	300	18,282
Credo Technology Group Holding Ltd. – ADR (a)	2,101	27,964
NXP Semiconductors NV - ADR	502	79,331
		156,185

The accompanying notes are an integral part of these financial statements.

Hood River International Opportunity Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2022 (Unaudited)

COMMON STOCKS – 92.6% (Continued)	Shares	Value

INFORMATION TECHNOLOGY – 25.0% (Continued)

Software – 0.5%
Kinaxis, Inc. (a)	86	$9,649
TOTAL INFORMATION TECHNOLOGY		471,937

MATERIALS – 4.2%

Chemicals – 2.2%
CVR Partners LP	422	42,445

Metals & Mining – 2.0%
Vale Indonesia Tbk PT (a)	81,600	37,119
TOTAL MATERIALS		79,564

REAL ESTATE – 5.3%

Equity Real Estate Investment Trusts (REITs) – 1.6%
Nexus Industrial REIT (a)	4,346	30,942

Real Estate Management & Development – 3.7%
Ciputra Development Tbk PT	340,000	20,530
Corp Inmobiliaria Vesta SAB de CV	13,659	32,370
Tosei Corp.	1,700	17,591
		70,491
TOTAL REAL ESTATE		101,433

UTILITIES – 1.2%

Independent Power and Renewable
Electricity Producers – 1.2%
ReNew Energy Global PLC – ADR (a)	4,054	22,297
TOTAL UTILITIES		22,297
TOTAL COMMON STOCKS
(Cost $1,764,341)		1,747,968

The accompanying notes are an integral part of these financial statements.

Hood River International Opportunity Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2022 (Unaudited)

REITS – 2.4%	Shares	Value
FIBRA Macquarie Mexico	17,799	$26,214
Fibra Uno Administracion SA de CV	16,000	18,885
TOTAL REITS
(Cost $40,679)		45,099

EXCHANGE TRADED FUNDS – 1.0%
KraneShares Global Carbon Strategy ETF	546	19,913
TOTAL EXCHANGE TRADED FUNDS
(Cost $27,427)		19,913

MUTUAL FUNDS – 2.0%
Sprott Physical Uranium Trust	3,235	37,850
TOTAL MUTUAL FUNDS
(Cost $40,373)		37,850

MONEY MARKET FUNDS – 0.9%
First American Treasury Obligations Fund –
Class Z – 4.197% (b)	16,559	16,559
TOTAL MONEY MARKET FUNDS
(Cost $16,559)		16,559
TOTAL INVESTMENTS
(Cost $1,889,379) – 98.9%		1,867,389
Other Assets in Excess of Liabilities – 1.1%		20,217
TOTAL NET ASSETS – 100.00%		$1,887,606

Percentages are stated as a percent of net assets.

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the fund’s 7-day yield as of December 31, 2022

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Hood River Capital Management LLC.

The accompanying notes are an integral part of these financial statements.

Hood River Funds

STATEMENTS OF ASSETS AND LIABILITIES
at December 31, 2022 (Unaudited)

	Hood River	Hood River
	Small-Cap	International
	Growth Fund	Opportunity Fund
Assets:
Investments at value* (Including securities on
loan valued at $329,602,459 and $0, respectively)	$1,569,046,742	$1,867,389
Cash	—	—
Receivables:
Securities sold	5,417,704	8,243
Fund shares sold	5,963,727	—
Dividends and interest	507,515	1,595
Securities lending income	54,703		—
Due From Advisor	—	19,338
Prepaid expenses	104,810	36,897
Total assets	1,581,095,201	1,933,462

Liabilities:
Payables:
Payable upon return of securities loaned	337,314,645	—
Securities purchased	6,327,397	1,933
Fund shares redeemed	5,579,561	—
Advisory fee	942,970	—
Administration and fund accounting fees	131,985	20,257
Distribution fees	23,977	—
Service fees	256,709	2,288
Custody fees	11,035	2,798
Transfer agent fees and expenses	6,434	9,731
Other accrued expenses	17,330	8,849
Total liabilities	350,612,043	45,856

Net assets	$1,230,483,158	$1,887,606

Net assets consist of:
Capital stock	$1,226,524,886	$2,558,420
Total distributable earnings (losses)	3,958,272	(670,814)
Net assets	$1,230,483,158	$1,887,606
* Investments at cost	$1,439,263,072	$1,889,379

The accompanying notes are an integral part of these financial statements.

Hood River Funds

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
at December 31, 2022 (Unaudited)

	Hood River	Hood River
	Small-Cap	International
	Growth Fund	Opportunity Fund
Investor Shares:
Net assets applicable to outstanding
Investor Shares	$56,428,592	N/A
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	1,230,105	N/A
Net asset value, offering price and
redemption price per share	$45.87	N/A
Institutional Shares:
Net assets applicable to outstanding
Institutional Shares	$579,209,728	$1,268,501
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	12,388,680	167,697
Net asset value, offering price and
redemption price per share	$46.75	$7.56
Retirement Shares:
Net assets applicable to outstanding
Retirement Shares	$594,844,838	$619,105
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	12,657,634	81,724
Net asset value, offering price and
redemption price per share	$46.99	$7.58

The accompanying notes are an integral part of these financial statements.

Hood River Funds

STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2022* (Unaudited)

	Hood River	Hood River
	Small-Cap	International
	Growth Fund	Opportunity Fund*
Investment income:
Dividends (net of foreign taxes withheld
of $21,721 and $2,094, respectively)	$2,545,047	$19,675
Interest	452,178	2,444
Securities lending income	290,360	—
Total investment income	3,287,585	22,119

Expenses:
Investment advisory fees (Note 4)	5,422,655	13,257
Service fees (Note 6)
Service fees - Investor Shares	28,197	—
Service fees - Institutional Shares	268,882	738
Administration and fund accounting fees (Note 4)	251,449	43,108
Transfer agent fees and expenses	74,244	25,024
Federal and state registration fees	53,563	23,189
Distribution fees (Note 5)
Distribution fees - Investor Shares	47,935	—
Custody fees	33,120	9,752
Legal fees	17,388	5,842
Audit fees	8,081	7,553
Reports to shareholders	8,004	1,472
Trustees’ fees and expenses	7,561	6,917
Compliance expense	6,237	6,203
Other	9,612	1,840
Total expenses before
reimbursement from advisor	6,236,928	144,895
Expense recoupment (reimbursement)
to/(from) advisor (Note 4)	—	(129,880)
Net expenses	6,236,928	15,015
Net investment loss	$(2,949,343)	$7,104

The accompanying notes are an integral part of these financial statements.

Hood River Funds

STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended December 31, 2022 (Unaudited)

	Hood River	Hood River
	Small-Cap	International
	Growth Fund	Opportunity Fund
Realized and unrealized
gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments	$(97,202,167)	$(343,005)
Foreign currency related transactions	—	(1,793)
Net change in unrealized appreciation on:
Investments	127,394,258	395,163
Foreign currency related transactions	—	69,459
Net realized and unrealized
gain on investments	30,192,091	119,824

Net increase in net assets
resulting from operations	$27,242,748	$126,928

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
Operations:
Net investment loss	$(2,949,343)	$(5,657,749)
Net realized loss on investments	(97,202,167)	(18,875,958)
Net change in unrealized
appreciation (depreciation) on investments	127,394,258	(359,043,369)
Net increase (decrease) in net assets
resulting from operations	27,242,748	(383,577,076)
Distributions:
Distributed earnings – Investor shares	—	(12,419,787)
Distributed earnings – Institutional shares	—	(78,741,474)
Distributed earnings – Retirement shares	—	(123,086,118)
Total distributions	—	(214,247,379)
Capital Share Transactions:
Proceeds from shares sold
Investor shares	23,388,052	85,908,156
Institutional shares	190,672,592	289,705,102
Retirement shares	69,794,461	228,158,339
Proceeds from shares issued to
holders in reinvestment of dividends
Investor shares	—	12,401,270
Institutional shares	—	67,465,539
Retirement shares	—	123,086,118
Cost of shares redeemed
Investor shares	(6,343,699)	(41,871,469)
Institutional shares	(58,061,715)	(127,940,657)
Retirement shares	(44,038,332)	(174,543,159)
Net increase in net assets
from capital share transactions	175,411,359	462,369,239
Total increase (decrease) in net assets	202,654,107	(135,455,216)
Net Assets:
Beginning of period	1,027,829,051	1,163,284,267
End of period	$1,230,483,158	$1,027,829,051

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2022	Year Ended
	(Unaudited)	June 30, 2022
Changes in Shares Outstanding:
Shares sold
Investor shares	460,242	1,191,477
Institutional shares	3,842,820	5,141,537
Retirement shares	1,424,120	3,599,848
Proceeds from shares issued to
holders in reinvestment of dividends
Investor shares	—	197,409
Institutional shares	—	1,055,800
Retirement shares	—	1,918,126
Shares redeemed
Investor shares	(130,949)	(733,641)
Institutional shares	(1,193,173)	(2,164,692)
Retirement shares	(893,588)	(2,709,844)
Net increase in shares outstanding	3,509,472	7,496,020

The accompanying notes are an integral part of these financial statements.

Hood River International Opportunity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2022	Period Ended
	(Unaudited)	June 30, 2022*
Operations:
Net investment gain (loss)	$7,104	$(6,933)
Net realized loss on investments	(344,798)	(299,506)
Net change in unrealized
appreciation (depreciation) on investments	464,622	(486,577)
Net increase (decrease) in net
assets resulting from operations	126,928	(793,016)
Distributions:
Distributed earnings – Institutional shares	—	(4,849)
Total distributions	—	(4,849)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	600	2,260,800
Retirement shares	102,984	623,222
Proceeds from shares issued to
holders in reinvestment of dividends
Institutional shares	—	4,849
Retirement shares	—	—
Cost of shares redeemed
Institutional shares	(400,015)	(15)
Retirement shares	(28,800)	(5,082)
Net increase (decrease) in net assets
from capital share transactions	(325,231)	2,883,774
Total increase (decrease) in net assets	(198,303)	2,085,909
Net Assets:
Beginning of period	2,085,909	—
End of period	$1,887,606	$2,085,909

*	The Hood River International Opportunity Fund Commenced Operations on September 28, 2021.

The accompanying notes are an integral part of these financial statements.

Hood River International Opportunity Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2022	Period Ended
	(Unaudited)	June 30, 2022*
Changes in Shares Outstanding:
Shares sold
Institutional shares	83	226,137
Retirement shares	15,036	71,065
Proceeds from shares issued to
holders in reinvestment of dividends
Institutional shares	—	478
Retirement shares	—	—
Shares redeemed
Institutional shares	(58,999)	(2)
Retirement shares	(3,871)	(506)
Net increase (decrease) in shares outstanding	(47,751)	297,172

*	The Hood River International Opportunity Fund commenced operations on September 28, 2021.

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

Investor Shares

	Six Months
	Ended		Year	Year	Year	Year	Year
	December 31,		Ended	Ended	Ended	Ended	Ended
	2022		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2022	2021	2020	2019	2018
Net Asset Value –
Beginning of Period	$44.26		$75.04	$44.40	$41.36	$41.36	$38.04

Income from
Investment Operations:
Net investment loss[1]	(0.17)		(0.41)	(0.42)	(0.34)	(0.36)	(0.28)
Net realized and unrealized
gain (loss) on investments	1.78		(17.41)	35.02	3.38	1.91	6.14
Total from
investment operations	1.61		(17.82)	34.60	3.04	1.55	5.86

Less Distributions:
Distributions from
net realized gains	—		(12.96)	(3.96)	—	(1.55)	(2.55)
Total distributions	—		(12.96)	(3.96)	—	(1.55)	(2.55)
Redemption fees[3]:	—	[2]	—	—	—	— [2]	0.01

Net Asset Value –
End of Period	$45.87		$44.26	$75.04	$44.40	$41.36	$41.36

Total Return	3.64	%^	(28.85)%	80.27%	7.35%	4.30%	16.35%

Ratios and
Supplemental Data:
Net assets, end of
period (thousands)	$56,429		$39,866	$18,428	$9,274	$11,316	$11,470
Ratio of operating expenses
to average net assets:
Before recoupments/
reimbursements	1.25	%+	1.25%	1.26%	1.27%	1.32%	1.41%
After recoupments/
reimbursements	1.25	%+	1.25%	1.25%	1.25%	1.27%	1.32%
Ratio of net investment loss
to average net assets:
Before recoupments/
reimbursements	(0.70	)%+	(0.71)%	(0.69)%	(0.90)%	(0.96)%	(0.81)%
After recoupments/
reimbursements	(0.70	)%+	(0.71)%	(0.68)%	(0.88)%	(0.91)%	(0.72)%
Portfolio turnover rate	47	%^	77%	119%	157%	98%	102%

+	Annualized
^	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method.
[2]	Amount is less than $0.01.
[3]	The Fund’s redemption fee was eliminated on October 31, 2018.

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

Institutional Shares

	Six Months
	Ended		Year	Year	Year	Year	Year
	December 31,		Ended	Ended	Ended	Ended	Ended
	2022		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2022	2021	2020	2019	2018
Net Asset Value –
Beginning of Period	$45.07		$76.04	$44.87	$41.71	$41.61	$38.18

Income from
Investment Operations:
Net investment loss[1]	(0.13)		(0.32)	(0.30)	(0.27)	(0.28)	(0.18)
Net realized and unrealized
gain (loss) on investments	1.81		(17.69)	35.43	3.43	1.93	6.16
Total from
investment operations	1.68		(18.01)	35.13	3.16	1.65	5.98

Less Distributions:
Distributions from
net realized gains	—		(12.96)	(3.96)	—	(1.55)	(2.55)
Total distributions	—		(12.96)	(3.96)	—	(1.55)	(2.55)
Redemption fees[3]:	—		—	—	—	— [2]	— [2]

Net Asset Value –
End of Period	$46.75		$45.07	$76.04	$44.87	$41.71	$41.61

Total Return	3.73	%^	(28.71)%	80.66%	7.55%	4.52%	16.59%

Ratios and
Supplemental Data:
Net assets, end of
period (thousands)	$579,210		$438,898	$433,921	$257,909	$246,374	$246,859
Ratio of operating expenses
to average net assets:
Before recoupments/
reimbursements	1.08	%+	1.06%	1.06%	1.07%	1.11%	1.15%
After recoupments/
reimbursements	1.08	%+	1.06%	1.05%	1.05%	1.06%	1.06%
Ratio of net investment loss
to average net assets:
Before recoupments/
reimbursements	(0.53	)%+	(0.52)%	(0.49)%	(0.69%)	(0.74)%	(0.55)%
After recoupments/
reimbursements	(0.53	)%+	(0.52)%	(0.48)%	(0.67%)	(0.69)%	(0.46)%
Portfolio turnover rate	47	%^	77%	119%	157%	98%	102%

+	Annualized
^	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method.
[2]	Amount is less than $0.01.
[3]	The Fund’s redemption fee was eliminated on October 31, 2018.

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

Retirement Shares

	Six Months
	Ended		Year	Year	Year	Year	Year
	December 31,		Ended	Ended	Ended	Ended	Ended
	2022		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2022	2021	2020	2019	2018
Net Asset Value –
Beginning of Period	$45.28		$76.29	$44.98	$41.78	$41.66	$38.19

Income from
Investment Operations:
Net investment loss[1]	(0.11)		(0.29)	(0.26)	(0.25)	(0.25)	(0.15)
Net realized and unrealized
gain (loss) on investments	1.82		(17.76)	35.53	3.45	1.92	6.17
Total from
investment operations	1.71		(18.05)	35.27	3.20	1.67	6.02

Less Distributions:
Distributions from
net realized gains	—		(12.96)	(3.96)	—	(1.55)	(2.55)
Total distributions	—		(12.96)	(3.96)	—	(1.55)	(2.55)
Redemption fees[3]:	—	[2]	—	—	—	— [2]	— [2]

Net Asset Value –
End of Period	$46.99		$45.28	$76.29	$44.98	$41.78	$41.66

Total Return	3.78	%^	(28.66)%	80.76%	7.61%	4.59%	16.70%

Ratios and
Supplemental Data:
Net assets, end of
period (thousands)	$594,845		$549,066	$710,935	$335,863	$318,344	$196,019
Ratio of operating expenses
to average net assets:
Before recoupments/
reimbursements	0.98	%+	0.99%	1.00%	1.01%	1.04%	1.08%
After recoupments/
reimbursements	0.98	%+	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment loss
to average net assets:
Before recoupments/
reimbursements	(0.44	)%+	(0.45)%	(0.41)%	(0.64)%	(0.67)%	(0.47)%
After recoupments/
reimbursements	(0.44	)%+	(0.45)%	(0.40)%	(0.62)%	(0.62)%	(0.38)%
Portfolio turnover rate	47	%^	77%	119%	157%	98%	102%

+	Annualized
^	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method.
[2]	Amount is less than $0.01.
[3]	The Fund’s redemption fee was eliminated on October 31, 2018.

The accompanying notes are an integral part of these financial statements.

Hood River International Opportunity Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Institutional Shares

	Six Months ended		September 28, 2021*
	December 31, 2022		through
	(Unaudited)		June 30, 2022

Net Asset Value – Beginning of Period	$7.02		$10.00

Income from Investment Operations:
Net investment loss[1]	0.02		(0.03)
Net realized and unrealized
gain (loss) on investments	0.52		(2.93)
Total from investment operations	0.54		(2.96)

Less Distributions:
Distributions from net realized gains	—		(0.02)
Total distributions	—		(0.02)

Net Asset Value – End of Period	$7.56		$7.02

Total Return	7.83	%^	(29.65	)%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$1,269		$1,590
Ratio of operating expenses to average net assets:
Before reimbursements	14.18	%+	12.57	%+
After reimbursements	1.50	%+	1.50	%+
Ratio of net investment income (loss)
to average net assets:
Before reimbursements	(12.02	)%+	(11.57	)%+
After reimbursements	0.66	%+	(0.50	)%+
Portfolio turnover rate	97	%^	98	%^

*	Operations commenced for the Institutional Shares on September 28, 2021.
+	Annualized
^	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

Hood River International Opportunity Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Retirement Shares

	Six Months ended		December 22, 2021*
	December 31, 2022		through
	(Unaudited)		June 30, 2022
Net Asset Value – Beginning of Period	$7.03		$10.06

Income from Investment Operations:
Net investment income1	0.03		0.02
Net realized and unrealized
gain (loss) on investments	0.53		(3.06)
Total from investment operations	0.56		(3.04)

Less Distributions:
Distributions from net realized gains	—		—
Total distributions	—		—

Net Asset Value – End of Period	$7.59		$7.02

Total Return	7.98	%^	(30.22	)%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$619		$496
Ratio of operating expenses to average net assets:
Before reimbursements	14.28	%+	11.80	%+
After reimbursements	1.40	%+	1.40	%+
Ratio of net investment income (loss)
to average net assets:
Before reimbursements	(12.09	)%+	(9.95	)%+
After reimbursements	0.79	%+	0.45	%+
Portfolio turnover rate	97	%^	98	%^

*	Operations commenced for the Retirement Shares on December 22, 2021.
+	Annualized
^	Not Annualized
[1]	The net investment income per share was calculated using the average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

Hood River Funds

NOTES TO FINANCIAL STATEMENTS
December 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

Manager Directed Portfolios Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company consisting of multiple series, and was organized as a Delaware statutory trust on April 4, 2006. These financial statements include the Hood River Small-Cap Growth Fund and the Hood River International Opportunity Fund (each a “Fund” and collectively, the “Funds”).  The Funds are both open-end investment management companies that are a diversified series of the Trust.  The investment objective of the Funds is long-term growth of capital.  The Hood River Small-Cap Growth Fund’s Institutional Shares commenced operations on January 2, 2003. The Hood River Small-Cap Growth Fund’s Investor Shares commenced operations on July 7, 2015. The Hood River Small-Cap Growth Fund’s Retirement Shares commenced operations on March 3, 2017. The Hood River International Opportunity Fund’s Institutional Shares commenced operations on September 28, 2021. The Hood River International Opportunity Fund’s Retirement Shares commenced operations on December 22, 2021.  While both funds follow different fundamental investing strategies, each class of shares differs principally in its respective distribution or shareholder servicing expenses.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).  Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes: It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded

Hood River Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022 (Unaudited)

related to uncertain tax positions to be taken or expected to be taken on a tax return.  The tax returns for the Funds for the prior three fiscal years are open for examination.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Delaware.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds distribute substantially all of their net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds’ shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Funds are charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to the Funds are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

Hood River Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022 (Unaudited)

F.
Foreign Currency: Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  The Funds do not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain/loss on investments.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of December 31, 2022, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional disclosures are necessary.

H.
Recent Accounting Pronouncements and Rule Issuances:  In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Funds are required to comply with Rule 18f-4 by August 19, 2022.  Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Funds will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

Hood River Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022 (Unaudited)

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Registered Investment Companies: Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Hood River Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022 (Unaudited)

Short-Term Debt Securities: Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service.  Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which, as of December 31, 2022, was comprised of officers of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Funds’ securities as of December 31, 2022:

Hood River Small-Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$6,165,053	$—	$—	$6,165,053
Consumer Discretionary	79,461,792	—	—	79,461,792
Consumer Staples	66,677,675	—	—	66,677,675
Energy	58,067,355	—	—	58,067,355
Financials	98,920,378	—	—	98,920,378
Health Care	308,594,086	—	—	308,594,086
Industrials	261,654,203	—	—	261,654,203
Information Technology	280,778,487	—	—	280,778,487
Materials	32,517,413	—	—	32,517,413
Utilities	8,859,930	—	—	8,859,930
Total Common Stocks	1,201,696,372	—	—	1,201,696,372
REITs	11,361,985	—	—	11,361,985
Short-Term Investments	18,673,740	—	—	18,673,740
Investments Purchased
with Cash Proceeds
from Securities Lending	—	337,314,645	—	337,314,645
Total Investments
in Securities	$1,231,732,097	$337,314,645	$—	$1,569,046,742

Hood River Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022 (Unaudited)

Hood River International Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$—	$69,334	$—	$69,334
Consumer Discretionary	61,189	83,524	—	144,713
Energy	109,519	41,343	—	150,862
Financials	130,845	90,068	—	220,913
Health Care	45,814	—	—	45,814
Industrials	187,115	253,986	—	441,101
Information Technology	286,828	185,109	—	471,937
Materials	42,445	37,119	—	79,564
Real Estate	83,842	17,591	—	101,433
Utilities	22,297	—	—	22,297
Total Common Stocks	969,894	778,074	—	45,099
REITs	45,099	—	—	45,099
Exchange Traded Funds	19,913	—	—	19,913
Mutual Funds	37,850	—	—	37,850
Short-Term Investments	16,559	—	—	16,559
Total Investments
in Securities	$1,089,315	$778,074	$—	$1,867,389

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended December 31, 2022, Hood River Capital Management LLC, (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.90% of the average daily net assets of the Small Cap-Growth Fund and 1.30% for the International Opportunity Fund.  For the six months ended December 31, 2022, the Small-Cap Growth Fund incurred $5,422,655 in advisory fees.  Advisory fees payable at December 31, 2022 for the Small-Cap Growth Fund were $942,970.  For the six months ended December 31, 2022, the International Opportunity Fund incurred $13,257 in advisory fees.  Advisory fees payable at December 31, 2022 for the International Opportunity Fund were $0.

Each Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Funds to ensure that the total annual fund operating expenses [excluding front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions and other transactional expenses, expenses in

Hood River Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022 (Unaudited)

connection with a merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses (collectively, “Excludable Expenses”)] do not exceed the following amounts of the average daily net assets for each class of shares:

Hood River Small-Cap Growth Fund

Investor Shares	0.99%
Institutional Shares	0.99%
Retirement Shares	0.99%

Hood River International Opportunity Fund

Institutional Shares	1.40%
Retirement Shares	1.40%

For the six months ended December 31, 2022, the Advisor reduced its fees in the amount of $0 and $129,880, respectively, for the Small-Cap Growth Fund and International Opportunity Fund. The waivers and reimbursements will remain in effect through October 31, 2022, unless terminated sooner by mutual agreement of the Board and the Advisor.

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month dating back to January 1, 2022, for the Small-Cap Growth Fund, if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

	Amount	Expiration
Small-Cap Growth Fund	$—	12/31/2025
International Opportunity Fund	$191,498	6/30/2025
	$129,880	12/31/2025

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fund Services also serves as the fund accountant

Hood River Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022 (Unaudited)

and transfer agent to the Funds.  U.S. Bank N.A. serves as the Chief Compliance Officer to the Funds.  U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ custodian.  For the six months ended December 31, 2022, the Funds incurred the following expenses for administration, fund accounting, transfer agency and custody fees:

	Small-Cap	International
	Growth Fund	Opportunity Fund
Administration & fund accounting	$251,449	$43,108
Custody	$33,120	$9,752
Transfer agency	$74,244	$25,024

At December 31, 2022, the Funds had payables due to Fund Services for administration, fund accounting and transfer agency fees and to U.S. Bank N.A. for custody fees in the following amounts:

	Small-Cap	International
	Growth Fund	Opportunity Fund
Administration & fund accounting	$131,985	$20,257
Custody	$11,035	$2,798
Transfer agency	$6,434	$9,731

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Fund’s shares. On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), the parent company of Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction closed at the end of the third quarter of 2021. Quasar will remain the Fund’s distributor.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Small-Cap Growth and International Opportunity Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Investor Shares.  The expenses covered by the Plan may include costs in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended December 31, 2022, the Small-Cap Growth Fund incurred

Hood River Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022 (Unaudited)

distribution expenses on its Investor Shares of $47,935. For the six months ended December 31, 2022, the investor shares of the International Opportunity Fund have not yet commenced operations.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have adopted a shareholder servicing plan (the “Plan”) on behalf of the Small-Cap Growth Funds’ Investor and Institutional Share Classes and the International Opportunity Fund’s Institutional Share Class. Under the Plan, the Investor and Institutional Share Classes for each Fund are authorized to pay an annual shareholder servicing fee of up to 0.10% of each class’s average daily net assets. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts. Payments made under the Plan may not be used to pay for any services in connection with the distribution and sale of the Investor and Institutional Shares.

Payments to the Advisor under the Plan may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to Investor and Institutional Class shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist Investor and Institutional Class shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the six months ended December 31, 2022, the Funds incurred, under the Agreement, shareholder servicing fees as follows:

	Small-Cap	International
	Growth Fund	Opportunity Fund
Investor Shares	$28,197	N/A
Institutional Shares	$268,882	$738

NOTE 7 – SECURITIES TRANSACTIONS

For the six months ended December 31, 2022, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Small-Cap Growth Fund	$754,122,918	$550,857,790
International Opportunity Fund	$1,788,899	$1,818,208

There were no purchases or sales of long-term U.S. Government securities.

Hood River Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022 (Unaudited)

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2022, the Funds’ most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Small-Cap	International
	Growth Fund	Opportunity Fund
Cost of investments(a)	$1,370,260,606	$2,553,979
Gross unrealized appreciation	140,264,314	21,154
Gross unrealized depreciation	(158,965,757)	(507,817)
Net unrealized depreciation	(18,701,443)	(486,663)
Undistributed ordinary income	—	—
Undistributed long-term capital gain	—	—
Total distributable earnings	—	—
Other accumulated gains/(losses)	(4,583,033)	(311,079)
Total accumulated earnings/(losses)	$(23,284,476)	$(797,742)

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and partnership adjustments.

As of June 30, 2022, the Small-Cap Growth Fund had short-term capital losses in the amount of $1,667,778 with no expiration to offset future capital gains.  The International Opportunity Fund had no long-term or short-term capital losses to offset future capital gains.

As of June 30, 2022, the Funds deferred, on a tax basis, post-October losses of:

		Ordinary Late Year
	Capital	Loss Deferral
Small-Cap Growth Fund	$—	$2,916,282
International Opportunity Fund	304,635	6,411

For the fiscal year ended June 30, 2022, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	Total Distributable	Paid-In
	Earnings/(Loss)	Capital
Small-Cap Growth Fund	$3,249,310	$(3,249,310)
International Opportunity Fund	123	(123)

Hood River Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022 (Unaudited)

The tax character of distributions paid during the year ended June 30, 2022, and the year ended June 30, 2021 were as follows:

	Year Ended	Year Ended
	June 30, 2022	June 30, 2021
Small-Cap Growth Fund
Ordinary income	$117,432,276	$42,535,278
Long-term capital gains	96,815,103	13,289,500
	$214,247,379	$55,824,778
International Opportunity Fund
Ordinary income	$4,849	$—

NOTE 9 – SECURITIES LENDING

The Small-Cap Growth Fund participates in securities lending arrangements whereby it lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio.  U.S. Bank, N.A. serves as the Fund’s securities lending agent.

U.S. Bank, N.A. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Adviser.

The Small-Cap Growth Fund may lend securities pursuant to agreements that require the loans to be secured by collateral consisting of cash, securities of the U.S. Government or it agencies, or any combination of cash and such securities.  At the time of loans, the collateral value should at least be equal to 102% of domestic securities and 105% of foreign securities.  The value of loaned securities will then be marked-to-market daily and the collateral will be continuously secured by collateral equal to 100% of the market value of the loaned securities.  Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Small-Cap Growth Fund’s total assets taken at fair market value.  The Small-Cap Growth Fund will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or such other approved vehicle.  However, the Small-Cap Growth Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral.  There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially.  However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk.  Either party, upon reasonable notice to the other party, may terminate the loan.

Hood River Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022 (Unaudited)

As of December 31, 2022, the Fund had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments.

The following table presents the securities out on loan for the Fund, and the collateral delivered related to those securities, as of the end of the reporting period.

Securities Lending Transactions

Investments
	Purchased with	Collateral
Overnight and	Asset Class	Proceeds from	Pledged	Net
Continuous	out on Loan	Securities Lending	Counterparty^	Exposure
Hood River Small –
Cap Growth Fund	Common Stock	$337,314,645	$337,314,645	$—

^
As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan.  Refer to the Fund’s Schedule of Investments for details on the securities out on loan.

NOTE 10 – PRINCIPAL RISKS

The following is a list of certain risks that may apply to your investment in the Funds. Further information about investment risks is available in the Funds’ Statement of Additional Information.

General Market Risk; Recent Market Events:  The value of the Funds’ shares will fluctuate based on the performance of the Funds’ investments and other factors affecting the securities markets generally. Certain investments selected for the Funds’ portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Funds’ investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.

Small-Cap Company Risk:  Companies in which the Funds invest may be more vulnerable than larger companies to adverse business or economic developments. Small-cap companies may also have limited product lines, markets, or financial resources, may

Hood River Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022 (Unaudited)

be dependent on relatively small or inexperienced management groups, and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid, more volatile, and more difficult to value than securities of larger companies and therefore may involve greater risk than investing in large companies.

Equity Market Risk: Equity securities are susceptible to general stock market fluctuations due to economic, market, political and issuer-specific considerations and to potential volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Growth-Style Investing Risk: An investment in a growth-oriented fund may be more volatile than the rest of the U.S. market as a whole. If the investment adviser’s assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the stock may fail to reach the value that the adviser has placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

Foreign Securities and Currency Risk: Foreign securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Those risks are increased for investments in emerging markets. Securities that are denominated in foreign currencies are subject to further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.  Income earned on foreign securities may be subject to foreign withholding taxes.

IPO Risk: The Funds may purchase securities of companies engaged in initial public offerings (“IPOs”). The price of securities purchased in IPOs can be very volatile. The Funds’ investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines. The effect of IPO investments on a Fund’s performance depends on a variety of factors, including the number of IPOs the Funds invest in relative to the size of the Funds, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. When the Funds’ asset base is small, a significant portion of the Funds’ performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Funds. As the Funds’ assets grow, the effect of the Fund’s investments in IPOs on the Funds’ performance probably will decline, which could reduce the Funds’ performance.

Hood River Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022 (Unaudited)

Liquidity Risk: Certain securities may be difficult or impossible to sell at the time and the price that the seller would like. While the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Funds may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

Mutual Fund and ETF Trading Risk: The Funds may invest in other mutual funds that are either open-end or closed-end investment companies as well as Exchange Traded Funds (“ETFs”).  ETFs are investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of its costs, and the Funds will indirectly bear their proportionate share of the costs.

Private Placements: The Funds may invest in private placement securities, which are securities that are subject to restrictions on resale as a matter of contract or under federal securities laws. Private placements are often issued by privately held companies that are not subject to the reporting requirements of the SEC and are not required to maintain their accounting records in accordance with generally accepted accounting principles. Because there may be relatively few potential purchasers for such securities, the Funds could find it more difficult to sell such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer.

Due to the more limited financial information and lack of publicly available prices, it may be more difficult to determine the fair value of these securities for purposes of computing the Funds’ net asset value. Securities acquired in private placements generally are classified as illiquid. Disposing of securities acquired in private placements may involve time-consuming negotiations and legal expenses, and it may be difficult or impossible for the Funds to sell the security promptly at an acceptable price.

NOTE 11 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

Hood River Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2022 (Unaudited)

NOTE 12 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the funds, under Section 2(a)(9) of the 1940 Act. As of December 31, 2022, National Financial Services LLC held 32% of the outstanding shares of the Small-Cap Growth Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by National Financial Services LLC are also beneficially owned. As of December 31, 2022, Mid Atlantic Trust Co. held 33% of the outstanding shares of the International Opportunity Fund.

Hood River Funds

EXPENSE EXAMPLES
December 31, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from July 1, 2022 to December 31, 2022 for the Investor, Institutional, and Retirement Shares of the Hood River Small-Cap Growth Fund.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the period from July 1, 2022 to December 31, 2022 for the Institutional and Retirement Shares of the  Hood River International Opportunity Fund.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading

Hood River Funds

EXPENSE EXAMPLES (Continued)
December 31, 2022 (Unaudited)

“Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hood River Small-Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	7/1/2022	12/31/2022	7/1/2022 – 12/31/2022
Actual
Investor Shares	$1,000.00	$1,036.40	$6.42
Institutional Shares	$1,000.00	$1,037.30	$5.55
Retirement Shares	$1,000.00	$1,037.80	$5.03

Hypothetical (5% return
before expenses)
Investor Shares	$1,000.00	$1,018.90	$6.36
Institutional Shares	$1,000.00	$1,019.76	$5.50
Retirement Shares	$1,000.00	$1,020.27	$4.99

(1)
Expenses are equal to the Investor, Institutional, and Retirement Shares’ annualized expense ratios of 1.25%, 1.08%, and 0.98%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

Hood River International Opportunity Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	7/1/2022	12/31/2022	7/1/2022 – 12/31/2022
Actual
Institutional Shares	$1,000.00	$1,078.30	$7.86
Retirement Shares	$1,000.00	$1,079.80	$7.66
Hypothetical (5% return
before expenses)
Institutional Shares	$1,000.00	$1,024.79	$7.34
Retirement Shares	$1,000.00	$1,024.79	$7.15

(1)
Expenses are equal to the Institutional Shares’ and Retirement Shares’ annualized expense ratios of 1.50% and 1.40%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

Hood River Funds

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Board”) of Manager Directed Portfolios (the “Trust”) met on November 18, 2022 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Hood River Small-Cap Growth Fund (the “Small Cap Growth Fund”) and the Hood River International Opportunity Fund (the “International Opportunity Fund”) (each, a “Fund”, and together, the “Funds”), each a series of the Trust, and the Funds’ investment adviser, Hood River Capital Management, LLC (“Hood River”). The Trustees had previously met at a special meeting held on October 18, 2022 to discuss the renewal of the Advisory Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing the Board’s fiduciary obligations and factors relevant to the renewal of the Advisory Agreement, comparative information relating to the performance of the Fund against each Fund’s peer group and benchmark index, Hood River’s Form ADV, due diligence materials provided by Hood River, including information regarding Hood River’s compliance program, personnel and financial condition, profitability information, and other pertinent information. The Board also reviewed the advisory fee payable by the Fund under the Advisory Agreement; the expense limitation agreement between Hood River and the Trust, on behalf of the Fund; and comparative fee and expense information as reported by Morningstar.

The Trustees met with the officers of the Trust and legal counsel to discuss the information provided and also met in executive session with legal counsel to the Independent Trustees to review their duties in considering the Advisory Agreement and the information provided. The Trustees noted that they had met with a representative from Hood River via video conference earlier in the year to discuss Hood River’s investment strategy for the Funds, the Funds’ performance, and various business, personnel, market and operational updates. The Board also took into account information routinely provided at quarterly meetings throughout the year regarding the quality of services provided by Hood River, the performance of the Funds, brokerage and trading, Fund expenses, asset flows, compliance issues and related matters.

Based on their evaluation of the information provided as part of the October and November meetings, as well as information provided over the course of the year, the Trustees, all of whom are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the continuation of the Advisory Agreement for an additional one-year term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by Hood River to the Funds. The Board considered the services provided by Hood River, including investment and market research, security selection, shareholder servicing, compliance

Hood River Funds

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (Continued)

services and Fund marketing, as well as portfolio management, trading, and proxy voting services. The Board considered Hood River’s investment strategy for each Fund and information regarding Hood River’s risk management practices. The Trustees considered that Hood River and its personnel were responsible for the day-to-day management of the Funds, noting the qualifications, experience, and responsibilities of each Fund’s portfolio managers, and other key personnel at Hood River and its service providers involved in the day-to-day activities of the Funds. The Trustees also noted any services that extended beyond portfolio management, including the firm’s brokerage practices. The Trustees also noted the considerable growth of the Small-Cap Growth Fund since inception, due in part to the Adviser’s marketing efforts. The Trustees also noted that the International Opportunity Fund had commenced operations in September 2021 and, therefore, has limited operating history and assets. The Trustees considered additional information provided by Hood River in a due diligence questionnaire, including information about Hood River’s compliance program and the operation of Hood River’s business continuity plan. The Trustees concluded that Hood River had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement, and that the nature, overall quality and extent of services provided to the Funds were satisfactory.

2.	INVESTMENT PERFORMANCE OF THE FUND

Small-Cap Growth Fund. The Trustees discussed the performance of the Fund for the year-to-date, one-year, three-year, five-year and since inception periods ended June 30, 2022. In assessing the quality of the portfolio management services delivered by Hood River, the Trustees considered the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to the Russell 2000 Growth Index. The Trustees also compared the Fund’s performance to a peer group of open-end small growth funds (the “Morningstar Peer Group”).

The Trustees noted that the Fund outperformed the Russell 2000 Growth Index for the one-year, three-year, five-year and since inception periods and that its performance compared favorably to its Morningstar Peer Group. The Trustees reviewed the Fund’s performance relative to Hood River’s composite of other separately managed accounts managed with investment strategies substantially similar to the Fund, and noted the performance of the Fund was relatively in line with the performance of the separately managed accounts.

International Opportunity Fund. The Trustees discussed the performance of the Fund for the year-to-date and since inception periods ended June 30, 2022.  The Trustees considered the performance of the Fund on both an absolute basis and in comparison to the MSCI All Country World ex-USA Small Cap Index. The Trustees also compared the Fund’s performance to a peer group of open-end foreign small/mid growth funds (the “Morningstar Peer Group”).  The Trustees noted that the Fund has only a limited operating history.

Hood River Funds

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (Continued)

The Trustees noted that while the Fund underperformed the MSCI All Country World ex-USA Small Cap Index, its performance compared favorably to its Morningstar Peer Group. The Trustees reviewed the Fund’s performance relative to Hood River’s composite of other separately managed accounts managed with investment strategies substantially similar to the Fund, and noted the performance of the Fund was relatively in line with the performance of the separately managed accounts.

Conclusion.  After considering all of the information, the Trustees concluded that each Fund and its shareholders were likely to benefit from Hood River’s continued management.

3.	ADVISORY FEE, COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services provided by Hood River and Hood River’s advisory fee for each Fund, including a review of comparative fee and expense information. The Trustees considered the net expense ratio of each Fund relative to its Morningstar Peer Group average, as well as the fee waivers and expense reimbursements previously provided by Hood River. The Trustees also considered Hood River’s financial statements and a profitability analysis prepared by Hood River based on the fees payable under the Advisory Agreement.

Small-Cap Growth Fund. The Trustees noted that the Fund’s contractual management fee of 0.90% was higher than the Morningstar Peer Group average. The Trustees noted that Hood River does not view any of its separately managed accounts as substantially similar to the Fund for fee comparison purposes, but that the standard fees for Hood River’s small-cap growth strategy are similar to the Fund’s advisory fee. The Trustees further noted that the total net expense ratio for the Retirement Shares, Institutional Shares, and Retail Shares were higher than the Morningstar Peer Group average. The Board noted that, pursuant to a contractual operating expense limitation agreement between Hood River and the Fund, Hood River has agreed to waive its management fees and/or reimburse Fund expenses to ensure that total annual fund operating expenses (excluding Rule 12b-1 plan fees, shareholder servicing plan fees and other excludable expenses) do not exceed 0.99% of the Fund’s average daily net assets, through at least October 31, 2023, unless terminated sooner by, or with the consent of, the Board.

International Opportunity Fund. The Trustees noted that the Fund’s contractual management fee of 1.30% was higher than the Morningstar Peer Group average. The Trustees noted that Hood River does not manage any comparable separately managed accounts for fee comparison purposes. The Trustees further noted that the total net expense ratio for the Retirement Shares and Institutional Shares were higher than the Morningstar Peer Group average. The Board noted that, pursuant to a contractual operating expense limitation agreement between Hood River and the Fund, Hood River has agreed to waive its management fees and/or reimburse Fund expenses to ensure that total annual fund operating expenses (excluding Rule 12b-1 plan fees, shareholder

Hood River Funds

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (Continued)

servicing plan fees and other excludable expenses) do not exceed 1.40% of the Fund’s average daily net assets, through at least September 28, 2024, unless terminated sooner by, or with the consent of, the Board.

The Trustees concluded that each Fund’s expenses and the management fees paid to Hood River were fair and reasonable in light of the quality of services provided to the Funds. The Trustees concluded that Hood River’s level of profitability from its relationship with the Small-Cap Growth Fund was reasonable. The Trustees did not consider Hood River’s level of profitability from its relationship with the International Opportunity Fund to be a material factor because the Fund was not yet profitable to Hood River.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees considered each Fund’s expenses and the structure of each Fund’s management fee with respect to potential economies of scale. The Trustees noted that the Funds’ management fee structures did not contain any breakpoint reductions as the Funds’ assets grow in size but considered that Hood River has been waiving fees or reimbursing expenses since each Fund’s inception. The Trustees concluded that the current fee structure was reasonable.  With respect to the Small Cap Growth Fund, the Trustees concluded that the fee structure reflects a sharing of economies of scale between Hood River and the Fund at the Fund’s current asset level.  The Trustees did not consider economies of scale to be a material factor for the International Opportunity Fund given the Fund’s asset size.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by Hood River from its association with the Funds. The Trustees concluded that the benefits Hood River may receive, such as soft dollar research, appear to be reasonable and may benefit the Funds.

CONCLUSION

The Trustees considered all of the foregoing factors. In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances. Based on this review, the Trustees, all of whom are Independent Trustees, approved the continuation of the Advisory Agreement for an additional one-year term as being in the best interests of each Fund and its shareholders.

Hood River Funds

NOTICE TO SHAREHOLDERS
at December 31, 2022 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-497-2960 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by 1-800-497-2960.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT.  The Funds’ Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov.  Information included in the Funds’ Part F of Form N-PORT is also available, upon request, by calling 1-800-497-2960.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-497-2960 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Hood River Funds

NOTICE OF PRIVACY POLICY & PRACTICES

Protecting the privacy of Funds’ shareholders is important to us.  The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Funds and provide various services to you.  We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

•	social security number;

•	account balances;

•	account transactions;

•	transaction history;

•	wire transfer instructions; and

•	checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Funds without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 800-497-2960.

Investment Advisor
Hood River Capital Management LLC
2373 PGA Boulevard, Suite 200
Palm Beach Gardens, FL 33410

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 497-2960

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd floor
Philadelphia, PA 19103

Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Manager Directed Portfolios

By (Signature and Title)*    /s/Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date     3/3/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date     3/3/2023

By (Signature and Title)*    /s/Ryan Frank
Ryan Frank, Treasurer/Principal Financial Officer

Date     3/3/2023

* Print the name and title of each signing officer under his or her signature.